UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23330

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

SEMIANNUAL REPORT September 30, 2021

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2021 through September 30, 2021, as provided by Chris Barris, Kevin Cronk, Jonathan Desimone, Hiram Hamilton, Graham Rainbow and Suhail A. Shaikh, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2021, BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. produced a total return of 4.75% on a net-asset-value basis.1 Over the same time period, the fund paid dividends of $3.50 per share. In comparison, the ICE BofA Merrill Lynch Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 2.21% for the same period.2

Global high yield, fixed-income instruments produced positive returns over the reporting period, supported in part by accommodative central bank policies, increasing investor risk appetites, improving economic fundamentals and a strong corporate earnings environment in both the United States and Europe. The fund outperformed the Index due to strong asset allocation and security selections across asset types, including structured credit, high yield, bank loans and special situations.

The Fund’s Investment Approach

The fund seeks to provide total return consisting of high current income and capital appreciation. The fund normally will invest at least 80% of its Managed Assets3 in credit instruments and other investments with similar economic characteristics, including: first and second lien, senior secured loans, as well as investments in participations and assignments of such loans; senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; unitranche loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes. The fund’s assets will be allocated to certain credit strategies, focusing on (i) senior structured loans; (ii) direct lending and subordinated loans; (iii) special situations; (iv) structured credit; and (v) corporate debt. The fund expects to invest a substantial portion of its Managed Assets, and may invest without limit, in credit instruments that, at the time of investment, are rated below investment grade, or, if unrated, determined to be of comparable quality by Alcentra NY, LLC, the fund’s sub-investment adviser.

Economic Growth Supports Lower-Credit-Rated Corporate Securities

U.S. Treasury yields declined during the first half of the reporting period against a backdrop of strong economic growth and rising inflation, as the United States began to emerge from the shadow of the COVID-19 pandemic. However, the spread of the Delta variant of COVID-19 slowed the rate of reopening, reversing it in some parts of the country, which caused U.S. growth rates to moderate. The closely watched Fed policy meeting in June signaled a more hawkish tone, with the open market policy committee indicating their expectation that interest rates would rise sooner than previously expected. Short-term Treasury rates rose after the meeting, while the 10-year yield fell, and the curve flattened. Corporate bonds outperformed government fixed-income securities, with high yield securities outpacing their investment-grade counterparts due to strong corporate earnings and low default rates. Although European government bonds benefited from optimism regarding pandemic recovery prospects, they underperformed their U.S. counterparts as the region lagged in vaccinations and economic growth.

The second half of the period saw a continuation of the trends that characterized the first half, with increasingly hawkish language from central banks and growing evidence of rising inflation. The Fed indicated that it might start tapering asset purchases before the end of the year, winding up the program by mid-2022, earlier than previously expected. U.S. and European high yield markets continued to gain ground on generally positive economic data, while investment-grade bonds remained flat. Energy-related issues within the high yield market and issues with lower credit ratings tended to outperform higher-rated securities, while long duration outperformed short duration. Energy-related issues generated particularly strong returns as oil and gas prices rose sharply.

Performance Bolstered by Selection and Allocation

Strong asset allocation and security selection decisions bolstered the fund’s performance across multiple areas of investment. The fund allocated more assets to U.S. and European structured credit, including collateralized loan obligation (CLO) paper and equity, than any other asset class, with an emphasis on lower-quality instruments rated BB and B. The entire asset class performed well, with returns further enhanced by strong security selection. Strong returns from U.S. and European high yield exposure with an emphasis on middle and lower-quality bonds added value as well, as did holdings among select, B rated bank loans. The fund further benefited from monetization of special situations, although we reduced exposure to the area during the reporting period as spreads compressed, and as we found declining opportunities in stressed credit.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In terms of relative detractors, the fund’s U.S. loan portfolio was least accretive to results, though it delivered positive returns and performed well compared to the overall U.S. loan market. In the high yield corporate arena, the fund allocated relatively few assets to the energy sector, which benefitted from soaring oil and gas prices and outperformed overall the Index.

Positioned for Continued Economic Growth

As the distribution and acceptance of COVID-19 vaccines continues to increase, and as the U.S. and European economies further recover from the pandemic, we expect the prevailing trends toward healthy corporate earnings and low default rates to remain intact during the coming months. In this favorable environment, we have continued to allocate assets in areas where we find the most attractive relative values. As of the end of the period, the fund maintained a healthy exposure to structured credit where we see strong, underlying market technicals. We have slightly reduced exposure to special situations and high yield in favor of bank loans. On a geographical basis, the fund holds slightly more exposure to the United States than Europe, a position it maintained throughout the period. The fund has minimal exposure to emerging markets and it holds no exposure to Asian high yield, avoiding the debt crisis surrounding the Chinese real estate market.

October 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Merrill Lynch Global High Yield Index is a measure of the global high yield debt market. The Index represents the union of the U.S. high yield, the pan-European high yield and emerging-markets, hard currency, high yield indices. Investors cannot invest directly in any index.

3 “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENT
September 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2%
Advertising - 1.0%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	685,000	[c]	714,880
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	415,000	[c]	433,623
Clear Channel Outdoor Holdings, Gtd. Notes		7.50	6/1/2029	270,000	[c]	281,138
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	330,000	[c]	347,767
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	606,000	[c]	641,566
					2,418,974
Aerospace & Defense - .7%
Bombardier, Sr. Unscd. Notes		6.00	2/15/2028	162,000	[c]	164,040
Bombardier, Sr. Unscd. Notes		7.13	6/15/2026	310,000	[c]	325,888
TransDigm, Gtd. Notes		4.88	5/1/2029	286,000		287,021
TransDigm, Gtd. Notes		5.50	11/15/2027	70,000		72,017
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	750,000	[c]	800,625
					1,649,591
Airlines - .4%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	252,000	[c]	312,165
American Airlines Group, Gtd. Notes		3.75	3/1/2025	401,000	[c]	361,842
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	250,000	[c]	258,675
					932,682
Automobiles & Components - 1.6%
Clarios Global, Gtd. Notes		8.50	5/15/2027	1,025,000	[c]	1,091,625
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	980,000	[c]	1,027,581
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	175,000		195,125
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	390,000		469,474
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	615,000	[c]	638,884
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	521,333
					3,944,022
Building Materials - .7%
Builders FirstSource, Gtd. Notes		4.25	2/1/2032	239,000	[c]	244,676
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	235,000	[c]	250,093
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	882,000	[c]	885,418
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	285,000	[c]	341,843
PGT Innovations, Gtd. Notes		4.38	10/1/2029	96,000	[c]	96,840
					1,818,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Chemicals - 3.1%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	344,000		344,000
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	461,329
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	345,000	[c]	357,610
CVR Partners, Scd. Notes		9.25	6/15/2023	54,000	[c]	54,222
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	890,000	[c]	1,003,225
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	745,000	[c]	806,269
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	311,000	[c,d]	317,483
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	860,000	[c,e]	977,627
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	1,111,000	[c,f]	1,096,263
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	523,000	[c]	526,930
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	475,000	[c]	479,171
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	310,000	[c]	314,263
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	96,000	[c]	98,498
Venator Finance, Gtd. Notes		5.75	7/15/2025	600,000	[c]	567,894
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	225,000	[c]	249,188
					7,653,972
Collateralized Loan Obligations Debt - 44.0%
Adagio VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	4/15/2032	3,000,000	[c,e]	3,438,725
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		7.52	1/15/2033	3,000,000	[c,e]	3,006,399
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79%	EUR	5.79	7/27/2031	2,150,000	[c,e]	2,452,864
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55%	EUR	6.55	10/21/2032	1,500,000	[c,e]	1,733,204
Birch Grove 2 CLO, Ser. 2021-2A, Cl. E, 3 Month LIBOR +6.95%		7.06	10/19/2034	1,250,000	[c,e]	1,225,510
Blackrock European VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75%	EUR	5.75	7/20/2032	2,000,000	[c,e]	2,304,403
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		7.92	8/20/2032	2,250,000	[c,e]	2,276,512
Cairn VI CLO, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25%	EUR	8.25	7/25/2029	2,700,000	[c,e]	3,124,105
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12%	EUR	6.12	3/15/2032	4,200,000	[c,e]	4,838,312
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70%	EUR	5.70	11/17/2031	2,034,000	[c,e]	2,306,219

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Collateralized Loan Obligations Debt - 44.0% (continued)
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03%	EUR	8.03	1/16/2033	1,000,000	[c,e]	1,097,577
Contego VII CLO, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76%	EUR	8.76	5/14/2032	3,500,000	[c,e]	4,066,870
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.23	10/20/2032	3,000,000	[c,e]	2,984,973
CVC Cordatus Loan Fund XIV CLO, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90%	EUR	5.90	5/22/2032	3,000,000	[c,e]	3,466,984
Dryden 66 Euro CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41%	EUR	5.41	1/18/2032	2,000,000	[c,e]	2,287,350
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		7.77	8/15/2032	2,500,000	[c,e]	2,499,577
GoldenTree Loan Management EUR 4 CLO, Ser. 4A, Cl. ER, 3 Month EURIBOR +6.07%	EUR	6.07	7/20/2034	1,500,000	[c,e]	1,712,758
Greywolf II CLO, Ser. 2013-1, Cl. A, 3 Month LIBOR +7.05%		7.18	4/15/2034	2,000,000	[c,e]	1,975,434
ICG Euro CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.46%	EUR	6.46	10/15/2034	1,000,000	[c,e]	1,142,983
Jamestown XIV CLO, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		7.17	10/20/2032	3,000,000	[c,e]	3,006,297
KKR 24 CLO, Ser. 24, CI. E, 3 Month LIBOR +6.38%		6.51	4/20/2032	2,690,000	[c,e]	2,655,885
KKR 27 CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		7.03	10/15/2032	3,000,000	[c,e]	3,003,210
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		8.03	1/15/2029	4,000,000	[c,e]	3,965,372
MidOcean Credit X CLO, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		7.58	10/23/2032	4,000,000	[c,e]	3,944,784
Northwoods Capital 20 CLO, Ser. 2019-20A, Cl. ER, 3 Month LIBOR +7.85%		7.98	1/25/2032	2,437,500	[c,e]	2,425,308
Northwoods Capital 25 CLO, Ser. 2021-25A, CI. E, 3 Month LIBOR +7.14%		7.26	7/20/2034	3,000,000	[c,e]	2,875,446
Ocean Trails VI CLO, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		7.58	7/15/2028	1,500,000	[c,e]	1,501,644
Octagon Investment Partners 20-R CLO, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		6.92	5/12/2031	4,000,000	[c,e]	3,966,368
Purple Finance 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40%	EUR	6.40	4/20/2032	2,600,000	[c,e]	2,923,150
Purple Finance 2 CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84%	EUR	8.84	4/20/2032	2,300,000	[c,e]	2,618,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Collateralized Loan Obligations Debt - 44.0% (continued)
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	1/20/2033	2,000,000	[c,e]	2,305,953
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, 3 Month LIBOR +6.47%		6.62	7/15/2034	4,750,000	[c,e]	4,638,156
Toro European 2 CLO, Ser. 2A, Cl. ERR, 3 Month EURIBOR +6.47%	EUR	6.47	7/25/2034	1,000,000	[c,e]	1,127,837
Toro European 3 CLO, Ser. 3A, Cl. ERR, 3 Month EURIBOR +6.30%	EUR	6.30	7/15/2034	2,000,000	[c,e]	2,296,074
Toro European 6 CLO, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49%	EUR	6.49	1/12/2032	1,385,000	[c,e]	1,597,386
Toro European 6 CLO, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49%	EUR	8.49	1/12/2032	2,745,000	[c,e]	3,146,125
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.17	7/20/2032	2,100,000	[c,e]	2,072,087
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.08	11/26/2032	1,750,000	[c,e]	1,687,252
Trinitas XI CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		7.27	7/15/2034	2,000,000	[c,e]	1,972,342
Venture 39 CLO, Ser. 2021-39A, Cl. E, 3 Month LIBOR +7.63%		7.76	4/15/2033	2,350,000	[c,e]	2,353,548
Venture 41 CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		7.84	1/20/2034	2,000,000	[c,e]	1,996,920
Wellfleet X CLO, Ser. 2019-XA, Cl. DR, 3 Month LIBOR +6.61%		6.78	7/20/2032	4,000,000	[c,e]	3,971,280
					109,991,561
Collateralized Loan Obligations Equity - 4.6%
Blackrock European VIII CLO, Ser. 8A, Cl. SUB	EUR	5.31	7/20/2032	1,425,000	[c,g]	1,212,628
BlueMountain Fuji III CLO, Ser. 3A, CI. SUB	EUR	14.09	1/15/2031	3,000,000	[c,g]	2,444,743
KVK CLO, Ser. 2016-1A, CI. SUB		27.61	1/15/2029	11,350,000	[c,g]	4,638,212
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		36.20	1/20/2029	5,000,000	[c,g]	2,529,100
Providus II CLO, Ser. 2A, Cl. SUB	EUR	11.11	7/15/2031	1,000,000	[c,g]	770,210
					11,594,893
Commercial & Professional Services - 1.9%
APX Group, Gtd. Notes		5.75	7/15/2029	512,000	[c]	506,086
APX Group, Sr. Scd. Notes		6.75	2/15/2027	294,000	[c]	312,698
HealthEquity, Gtd. Notes		4.50	10/1/2029	231,000	[c,f]	234,754
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	600,000		807,037
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	318,000	[c]	300,030
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	543,454
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,035,000	[c]	1,002,077

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Commercial & Professional Services - 1.9% (continued)
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	220,000	[c]	222,200
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	100,000	[c]	119,073
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	791,993
					4,839,402
Consumer Discretionary - 3.7%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,111,000	[c]	1,142,514
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	317,000	[c]	320,481
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	463,116
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,010,000	[c]	1,223,692
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	315,000	[c]	325,238
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	205,000	[c]	207,819
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	465,000	[c]	523,346
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	365,000	[c]	457,531
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	240,000	[c]	248,400
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	230,000	[c]	245,813
Cinemark USA, Gtd. Notes		5.88	3/15/2026	330,000	[c]	333,741
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	330,000	[c]	450,852
Everi Holdings, Gtd. Notes		5.00	7/15/2029	275,000	[c]	282,131
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	355,299
NCL, Gtd. Notes		5.88	3/15/2026	222,000	[c]	227,849
NCL Finance, Gtd. Notes		6.13	3/15/2028	400,000	[c]	415,686
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	191,000		183,240
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	140,000	[c]	144,087
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	495,000	[c]	507,018
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	260,000	[c]	311,090
Scientific Games International, Gtd. Notes		7.25	11/15/2029	237,000	[c]	266,598
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	600,312
					9,235,853
Diversified Financials - 2.5%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	450,000	[c]	471,375
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	330,000	[c]	467,903
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25%	EUR	4.25	1/15/2028	350,000	[c,e]	415,111
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	875,000	[c]	908,937
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	642,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)

Bonds and Notes - 88.2% (continued)
Diversified Financials - 2.5% (continued)
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	500,000	[c]	606,454
Icahn Enterprises, Gtd. Notes		4.38	2/1/2029	390,000		390,000
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		664,369
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	790,000	[c]	814,770
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	235,000	[c]	246,292
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	600,000	[c]	599,868
					6,227,138
Energy - 5.3%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	320,000	[c]	332,000
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	545,000	[c]	563,693
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	200,000	[c]	219,042
Antero Resources, Gtd. Notes		5.38	3/1/2030	160,000	[c]	168,704
Antero Resources, Gtd. Notes		7.63	2/1/2029	330,000	[c]	369,353
Antero Resources, Gtd. Notes		8.38	7/15/2026	97,000	[c]	109,996
Apache, Sr. Unscd. Notes		5.10	9/1/2040	306,000		343,096
Archrock Partners, Gtd. Notes		6.25	4/1/2028	779,000	[c]	806,725
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	960,000	[c]	1,006,406
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	185,000	[c]	200,263
Centennial Resource Production, Gtd. Notes		6.88	4/1/2027	575,000	[c]	586,701
Colgate Energy Partners III, Sr. Unscd. Notes		5.88	7/1/2029	240,000	[c]	242,105
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	25,000	[c]	25,761
Crestwood Midstream Partners, Gtd. Notes		6.00	2/1/2029	715,000	[c]	749,122
CrownRock, Sr. Unscd. Notes		5.00	5/1/2029	285,000	[c]	297,925
CrownRock, Sr. Unscd. Notes		5.63	10/15/2025	185,000	[c]	189,570
Endeavor Energy Resources, Sr. Unscd. Notes		5.75	1/30/2028	330,000	[c]	347,738
EQM Midstream Partners, Sr. Unscd. Notes		5.50	7/15/2028	170,000		186,978
EQM Midstream Partners, Sr. Unscd. Notes		6.50	7/1/2027	205,000	[c]	230,830
Genesis Energy, Gtd. Notes		6.25	5/15/2026	750,000		737,389
Genesis Energy, Gtd. Notes		6.50	10/1/2025	188,000		187,308
Genesis Energy, Gtd. Notes		8.00	1/15/2027	220,000		223,039

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Energy - 5.3% (continued)
Matador Resources, Gtd. Notes		5.88	9/15/2026	80,000		82,802
Occidental Petroleum, Sr. Unscd. Notes		6.13	1/1/2031	200,000		240,345
Occidental Petroleum, Sr. Unscd. Notes		6.38	9/1/2028	167,000		195,599
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	210,000		264,469
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	430,000		559,645
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	740,000		1,006,163
PDC Energy, Gtd. Notes		5.75	5/15/2026	280,000		291,900
Precision Drilling, Gtd. Notes		6.88	1/15/2029	280,000	[c]	292,880
Precision Drilling, Gtd. Notes		7.13	1/15/2026	390,000	[c]	401,365
Rockcliff Energy II, Sr. Unscd. Notes		5.50	10/15/2029	205,000	[c,f]	208,331
Southwestern Energy, Gtd. Notes		5.38	2/1/2029	429,000	[c]	459,485
Southwestern Energy, Gtd. Notes		5.38	3/15/2030	200,000		216,095
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	155,000		175,767
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	732,000		775,997
					13,294,587
Environmental Control - .2%
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	164,000	[c,f]	193,883
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	335,000	[c]	338,816
					532,699
Food Products - .2%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	465,000	[c]	503,944
Food Service - .1%
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	206,000	[c]	226,142
Forest Products & Paper - .4%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds		4.88	2/4/2028	395,000	[c]	398,851
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13%	EUR	4.13	11/30/2024	537,931	[e]	624,973
					1,023,824
Health Care - 3.8%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	1,260,000	[c]	1,205,347
Bausch Health, Gtd. Notes		5.25	1/30/2030	115,000	[c]	107,412
Bausch Health, Gtd. Notes		6.25	2/15/2029	55,000	[c]	54,502
Bausch Health, Gtd. Notes		7.25	5/30/2029	660,000	[c]	677,312
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	158,000	[c]	163,925
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	660,000	[c]	684,631
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	240,000	[c]	285,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Health Care - 3.8% (continued)
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	480,000	[c]	655,418
Community Health Systems, Scd. Notes		6.13	4/1/2030	480,000	[c]	467,059
Community Health Systems, Scd. Notes		6.88	4/15/2029	305,000	[c]	306,139
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	230,000	[c]	231,725
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	226,000	[c]	236,934
Grifols Escrow Issuer, Sr. Unscd. Notes		4.75	10/15/2028	207,000	[c,f]	211,761
LifePoint Health, Gtd. Notes		5.38	1/15/2029	250,000	[c]	243,571
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	475,000		475,000
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	330,000	[c]	381,797
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	245,000		283,455
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	590,000	[c]	620,444
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	381,000	[c]	408,333
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	210,000	[c]	221,877
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	325,000	[c]	348,969
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	330,000	[c]	356,813
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	435,000	[c]	457,516
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	316,819
					9,402,514
Industrial - 1.6%
Gates Global, Gtd. Notes		6.25	1/15/2026	705,000	[c]	732,319
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	595,000	[c,d]	634,148
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	315,000		361,178
Promontoria Holding 264, Sr. Scd. Notes	EUR	6.75	8/15/2023	430,000		502,077
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,233,016
VM Consolidated, Gtd. Notes		5.50	4/15/2029	398,000	[c]	405,361
					3,868,099
Information Technology - .2%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	180,000	[c]	219,316
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	300,000	[e]	350,111
					569,427
Insurance - .6%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	470,000	[c]	477,191
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	985,000	[c]	1,040,717
					1,517,908

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Internet Software & Services - .8%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	857,000	[c]	815,414
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	165,000	[c]	199,110
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	153,000		153,000
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	695,000	[c]	692,283
					1,859,807
Materials - 1.9%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	320,000	[c,d]	385,765
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	610,000	[c,d]	648,796
Graham Packaging, Gtd. Notes		7.13	8/15/2028	490,000	[c]	520,919
LABL, Sr. Scd. Notes		6.75	7/15/2026	310,000	[c]	325,888
LABL, Sr. Unscd. Notes		10.50	7/15/2027	460,000	[c]	496,384
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	222,000	[c]	231,133
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,664,000	[c]	1,656,013
Titan Holdings II, Sr. Unscd. Notes	EUR	5.13	7/15/2029	480,000	[c]	565,378
					4,830,276
Media - 1.9%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	290,000	[c]	281,300
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	1,071,297
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	140,000	[c]	92,575
DISH DBS, Gtd. Notes		7.38	7/1/2028	265,000		281,388
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	759,000	[c]	775,000
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	610,000	[c]	600,621
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	460,000	[c]	456,973
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	178,287	[c,d]	211,728
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	328,580	[c,d]	390,209
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	210,000	[c]	220,565
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	380,000	[c]	389,542
					4,771,198
Metals & Mining - .5%
Arconic, Scd. Notes		6.13	2/15/2028	435,000	[c]	461,652
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	400,000	[c]	396,500
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	353,000	[c]	370,226
					1,228,378
Real Estate - 1.1%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes		4.63	6/15/2029	80,000	[c]	77,705
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	672,000	[c]	773,546
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,050,000	[c]	1,064,437
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	240,000	[c]	247,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Real Estate - 1.1% (continued)
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	340,000	[c]	357,078
XHR, Sr. Scd. Notes		4.88	6/1/2029	300,000	[c]	308,502
					2,828,582
Retailing - 2.6%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	715,000	[c,d]	710,764
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	480,000	[c]	480,439
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	505,000		497,329
Park River Holdings, Gtd. Notes		5.63	2/1/2029	605,000	[c]	586,992
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	463,000	[c]	464,850
Punch Finance, Sr. Scd. Bonds	GBP	6.13	6/30/2026	195,000	[c]	269,403
SRS Distribution, Gtd. Notes		6.13	7/1/2029	455,000	[c]	469,223
Staples, Sr. Scd. Notes		7.50	4/15/2026	560,000	[c]	568,683
Staples, Sr. Unscd. Notes		10.75	4/15/2027	740,000	[c]	721,500
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	641,800
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	695,000	[c]	734,149
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	428,000	[c,d]	442,659
					6,587,791
Technology Hardware & Equipment - .3%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	650,000	[c]	784,118
Telecommunication Services - 1.8%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	532,000	[c,f]	527,301
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	202,003
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	650,000	[c]	678,242
CommScope, Gtd. Notes		7.13	7/1/2028	550,000	[c]	562,034
CommScope, Gtd. Notes		8.25	3/1/2027	305,000	[c]	319,632
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	1,031,847
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	310,000		332,942
Intrado, Gtd. Notes		8.50	10/15/2025	347,000	[c]	345,242
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	218,000	[c]	221,201
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	280,000	[c]	295,252
					4,515,696
Utilities - .7%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	650,000	[c]	650,812
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		517,708
NRG Energy, Gtd. Notes		3.88	2/15/2032	130,000	[c]	128,700
Pike, Gtd. Notes		5.50	9/1/2028	505,000	[c]	515,294
					1,812,514
Total Bonds and Notes (cost $209,948,050)				220,464,462

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7%
Advertising - .9%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		4.00	12/4/2024	354,905	[e]	354,905
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 1 Month LIBOR +5.25%		6.25	9/29/2024	51,480	[e]	51,609
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		6.00	10/28/2027	424,708	[e]	427,439
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.63	8/21/2026	394,745	[e]	387,188
Polyconcept North America, First Lien Closing Date Term Loan, 6 Month LIBOR +4.50%		5.50	8/16/2023	275,107	[e]	254,469
Red Ventures, First Lien Term Loan B-3, 3 Month LIBOR +3.50%		4.25	11/8/2024	105,718	[e]	105,685
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	570,605	[e]	571,678
					2,152,973
Airlines - .4%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	399,327	[e]	413,385
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.84	1/29/2027	547,020	[e]	526,028
					939,413
Building Materials - .9%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/31/2026	1,000,000	[e]	1,161,408
LSF10 XL Bidco, Facility Term Loan B-4, 3 Month EURIBOR +4.25%	EUR	4.25	4/9/2028	1,000,000	[e]	1,162,335
					2,323,743
Chemicals - 3.3%
Aruba Investments Holdings, Euro Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	11/24/2027	995,000	[e]	1,158,321
ColourOZ Investment 1 GmbH, New First Lien Initial Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/21/2023	148,636	[e]	172,926
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	124,030	[e]	144,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Chemicals - 3.3% (continued)
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2023	1,687,285	[e]	1,692,203
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	278,928	[e]	279,741
ColourOZ Investment 2, Second Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2022	2,111,484	[e]	2,119,402
Flexsys, Term Loan B, 1 Month LIBOR +5.25%		6.00	8/12/2028	340,000	[e]	339,150
Flint Group GmbH, First Lien Euro Term Loan B-5, 3 Month EURIBOR +4.25%	EUR	5.00	9/21/2023	842,621	[e]	980,320
Flint Group GmbH, First Lien Term Loan B-8, 3 Month LIBOR +4.25%		5.25	9/21/2023	490,830	[e]	492,260
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	312,225	[e]	313,007
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75% and 3 Month PRIME +3.75%		5.58	10/16/2025	395,893	[e]	395,893
Sparta US HoldCo, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	8/2/2028	194,864	[e]	195,473
					8,283,228
Commercial & Professional Services - 4.7%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.50%		5.25	8/12/2028	653,000	[e]	654,714
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	153,412	[e]	154,908
APX Group, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	7/9/2028	267,996	[e]	267,535
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	221,095	[e]	198,322
Axiom Global, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	10/1/2026	4,912,500	[e]	4,949,632
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	1,157,296
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.83	2/7/2026	67,620	[e]	67,446
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	198,437	[e]	199,182

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Commercial & Professional Services - 4.7% (continued)
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.50	7/19/2028	208,456	[e]	207,622
Infinitas Learning Finco, Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	9/30/2028	1,000,000	[e]	1,162,404
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	1,033,538
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.00	7/8/2028	332,938	[e]	333,926
RLG Holdings, First Lien Delayed Draw Term Loan, 3 Month LIBOR +3.19%		3.56	7/8/2028	78,460	[e,h]	78,693
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	188,316	[e]	184,079
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.50%		4.00	6/30/2028	169,301	[e]	169,645
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.50%		4.00	6/30/2028	31,987	[e]	32,052
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.08	8/27/2025	491,182	[e]	492,510
WW International, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	4/13/2028	479,191	[e]	479,241
					11,822,745
Consumer Discretionary - 4.4%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.63	2/10/2027	366,750	[e]	367,324
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	168,696	[e]	168,028
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	30,003	[e]	31,203
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.50	7/20/2025	273,930	[e]	274,481
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	1,946,407	[e,i]	2,080,868
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.33	12/12/2025	405,906	[e]	406,836
Freshworld Holding IV GmbH, Facility Term Loan B-2, 3 Month EURIBOR +3.50%	EUR	3.50	10/2/2026	1,000,000	[e]	1,157,140
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	261,969	[e]	263,083
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	16,448	[e]	18,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Consumer Discretionary - 4.4% (continued)
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	2,000,000	[e]	2,198,178
Stage Entertainment, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	3.25	5/2/2026	1,000,000	[e]	1,107,672
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	757,800	[e]	760,641
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.08	1/25/2024	138,644	[e]	130,152
Vacalians Holding, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	11/30/2025	1,000,000	[e]	1,114,912
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	676,080	[e]	664,353
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%		2.84	5/18/2025	257,233	[e]	252,755
					10,995,637
Consumer Staples - .2%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 1 Month LIBOR +3.75%		4.25	12/22/2026	572,321	[e]	559,753
Diversified Financials - .1%
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		4.12	2/18/2027	276,500	[e]	277,234
Electronic Components - .5%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	138,071	[e]	138,530
IDEMIA Identity & Security France, Term Loan B-3, 3 Month EURIBOR +4.50%	EUR	4.50	1/10/2026	1,000,000	[e]	1,163,852
					1,302,382
Energy - .7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	240,904	[e]	239,277
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.08	5/29/2025	296,129	[e]	292,242
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.33	7/18/2025	202,000	[e]	194,551
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	646,980	[e]	648,497

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Energy - .7% (continued)
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	343,529	[e]	335,554
					1,710,121
Environmental Control - .4%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		6.50	11/12/2026	259,292	[e]	260,588
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	158,876	[e]	158,380
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.25	8/12/2028	630,951	[e]	632,137
					1,051,105
Food Products - 1.2%
CJ Foods, Term Loan, 3 Month LIBOR +6.00%		7.00	3/5/2027	2,468,672	[e]	2,462,500
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	6/8/2028	411,779	[e]	412,722
					2,875,222
Food Service - .1%
TKC Holdings, Term Loan, 1 Month LIBOR +5.50%		6.50	5/14/2028	210,000	[e]	209,967
Forest Products & Paper - .1%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	3/18/2028	335,668	[e]	336,787
Health Care - 6.1%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	303,657	[e]	301,664
Auris Luxembourg III, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	4.00	2/21/2026	1,000,000	[e]	1,157,869
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.83	2/21/2026	353,545	[e]	351,005
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +3.00%		3.50	6/11/2027	250,000	[e,h]	249,375
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	997,500	[e]	995,006
Cerebro Bidco GmbH, Facility Term Loan B-1, 3 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	633,857	[e]	737,507
Cerebro BidCo GmbH, Facility Term Loan B-2, 3 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	366,143	[e]	426,015
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +3.75%		3.83	11/4/2026	190,814	[e]	191,053

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Health Care - 6.1% (continued)
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	154,794	[e]	155,738
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	4.55	4/15/2028	1,500,000	[e]	2,015,805
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	343,567	[e]	344,856
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.25	3/14/2025	105,337	[e]	105,877
Global Medical Response, 2020 Term Loan, 3-6 Month LIBOR +4.75%		5.75	10/2/2025	178,650	[e]	179,566
Hera, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	3.50	9/20/2024	2,000,000	[e]	2,309,275
Inula Natural Health Group, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	12/11/2025	1,000,000	[e]	1,151,400
IWH UK Midco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/1/2025	1,500,000	[e]	1,738,072
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.33	8/31/2026	606,615	[e]	606,378
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	798,000	[e]	805,980
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.83	3/31/2027	172,783	[e]	172,657
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/15/2025	277,365	[e]	277,799
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		4.12	6/20/2026	87,421	[e]	87,476
Radnet Management, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		3.75	4/23/2028	64,207	[e]	64,187
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	441,501	[e]	442,757
WCG Purchaser, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.00	1/8/2027	385,786	[e]	387,836
					15,255,153
Industrial - 3.6%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	218,833	[e]	217,388

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Industrial - 3.6% (continued)
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/17/2028	233,960	[e]	233,412
Polystorm Bidco, Delayed Draw Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	9/29/2028	113,402	[e,h]	131,359
Polystorm Bidco, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	9/29/2028	886,598	[e]	1,026,991
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	26,891	[e,h]	27,045
Pro Mach Group, Initial Term Loan, 1 Month LIBOR +4.00%		5.00	8/31/2028	165,648	[e]	166,595
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	4,910,687	[e]	4,865,680
Radar Bidco, Initial Term Loan, 6 Month EURIBOR +9.00%	EUR	9.00	12/16/2024	1,050,556	[e]	1,281,310
Titan Acquisition, Initial Term Loan, 6 Month LIBOR +3.00%		3.17	3/28/2025	346,467	[e]	340,719
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	264,518	[e]	251,953
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	119,310	[e]	120,056
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		5.12	7/11/2025	270,510	[e]	216,632
					8,879,140
Information Technology - 3.5%
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	125,504	[e]	125,818
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.38	2/11/2026	130,706	[e]	131,245
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.88	10/2/2025	653,095	[e]	650,375
Boxer Parent, 2021 Replacement EURO Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/2/2025	994,197	[e]	1,153,068
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	4.83	10/5/2024	1,500,000	[e]	2,016,553
Concorde Lux, Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	3/1/2028	1,000,000	[e]	1,160,284
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	152,878	[e]	153,332
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.08	10/16/2026	429,370	[e]	429,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Information Technology - 3.5% (continued)
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.08	2/16/2029	200,000	[e]	202,312
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	169,575	[e]	174,026
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	723,697	[e]	718,895
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	176,072	[e]	176,874
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.75	12/1/2027	173,915	[e]	174,415
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	479,181	[e]	481,390
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.33	12/1/2024	264,518	[e]	264,560
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.38	5/18/2025	361,764	[e]	361,699
Thoughtworks, Initial Term Loan, 1 Month LIBOR +3.00%		3.50	3/26/2028	70,638	[e]	70,704
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.84	7/3/2026	254,933	[e]	253,819
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%		7.50	5/3/2027	10,045	[e]	10,241
					8,709,577
Insurance - 3.5%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		5.33	1/15/2029	71,244	[e]	71,003
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		5.33	2/3/2028	1,083,367	[e]	1,081,563
BidCo SB, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	7/22/2028	1,000,000	[e]	1,160,956
Hestia Holding, Facility Term Loan B-1, 1 Month EURIBOR +4.00%	EUR	4.00	6/1/2027	1,000,000	[e]	1,164,622
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.58	2/28/2025	574,692	[e]	574,692
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%		3.83	9/3/2026	771,339	[e]	770,425

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Insurance - 3.5% (continued)
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%		5.25	9/3/2026	7,050	[e]	7,074
Selectquote, Initial Term Loan, 1 Month LIBOR +5.00%		5.75	11/5/2024	3,823,529	[e,i]	3,842,647
					8,672,982
Internet Software & Services - 2.7%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%		4.25	2/10/2028	408,975	[e]	407,390
Infinitas Learning, Facility Term Loan B-4, 6 Month EURIBOR +4.25%	EUR	4.25	5/3/2024	1,967,274	[e]	2,289,046
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%		4.92	4/1/2028	129,675	[e]	130,097
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	4.25	4/1/2028	1,995,000	[e]	2,318,188
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%		3.75	8/31/2028	488,687	[e]	486,732
PUG, USD Term Loan B, 1 Month LIBOR +3.50%		3.58	2/13/2027	302,542	[e]	296,364
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	170,000	[e]	170,000
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.63	12/21/2025	733,040	[e]	734,873
					6,832,690
Materials - 2.3%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.62	7/31/2025	429,602	[e]	429,783
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		4.25	3/11/2028	209,030	[e]	209,052
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	12/1/2027	79,370	[e]	79,637
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.00	10/19/2023	172,733	[e]	173,004
IFCO Management GmbH, Facility Term Loan B-1A, 6 Month EURIBOR +3.25%	EUR	3.25	5/31/2026	1,000,000	[e]	1,154,504
LABL, Facility Euro Term Loan B, 1 Month EURIBOR +4.25%	EUR	4.25	7/2/2026	2,000,000	[e]	2,324,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Materials - 2.3% (continued)
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%		4.75	6/28/2028	110,330	[e]	110,330
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%		3.33	4/3/2024	111,544	[e]	109,443
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%		4.50	11/3/2025	273,967	[e]	274,823
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	487,856	[e]	482,489
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	158,133	[e]	158,281
Valcour Packaging, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.50	9/30/2029	240,000	[e]	237,600
					5,743,465
Media - 1.5%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		3.83	3/1/2025	211,205	[e]	211,106
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%		5.75	8/2/2027	628,245	[e]	629,357
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	212,872	[e]	217,728
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	10/20/2025	1,954,774	[e]	2,194,504
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	386,224	[e]	386,948
					3,639,643
Metals & Mining - .0%
American Rock Salt, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	6/11/2028	98,294	[e]	98,941
Retailing - 1.0%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%		4.50	11/6/2027	254,361	[e]	255,219
Great Outdoors Group, Term Loan B-1, 3 Month LIBOR +4.25%		5.00	3/5/2028	592,947	[e]	596,134
LBM Acquisition, Amendment No. 1 Term Loan, 3 Month LIBOR +3.75%		4.50	12/18/2027	264,738	[e]	262,642

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Retailing - 1.0% (continued)
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	132,701	[e,h]	131,651
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	156,414	[e]	155,176
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	12/28/2027	202,668	[e]	202,098
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	125,600	[e]	126,048
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.13	4/12/2026	194,979	[e]	186,448
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.13	11/28/2022	279,361	[e,i]	268,885
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/21/2027	359,419	[e]	360,431
					2,544,732
Semiconductors & Semiconductor Equipment - .5%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%		4.50	6/30/2024	407,873	[e]	326,044
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		8.25	4/30/2026	672,239	[e]	657,396
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		3.83	8/27/2025	243,732	[e]	244,494
					1,227,934
Technology Hardware & Equipment - 1.0%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.83	2/27/2025	171,885	[e]	171,259
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.00	5/25/2028	726,136	[e]	729,818
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%		5.00	5/25/2028	147,689	[e]	148,438
Marnix SAS, Term Loan, 3 Month LIBOR +4.00%		4.50	8/2/2028	93,090	[e]	93,090
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.13	8/20/2025	201,600	[e]	197,890
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/1/2028	1,000,000	[e]	1,161,883
					2,502,378
Telecommunication Services - .7%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/17/2027	450,173	[e]	451,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 44.7% (continued)
Telecommunication Services - .7% (continued)
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	263,201	[e]	263,695
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +5.00%	5.75	4/27/2027	270,264	[e]	272,966
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	162,420	[e]	161,492
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	35,163	[e]	35,181
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	423,009	[e]	417,453
				1,602,696
Transportation - .1%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.50	7/21/2028	150,534	[e]	149,894
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.50	7/21/2028	55,566	[e]	55,330
Worldwide Express, First Lien Initial Term Loan, 6 Month LIBOR +4.25%	5.00	7/26/2028	95,057	[e]	95,480
				300,704
Utilities - .3%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	108,755	[e]	109,265
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	246,716	[e]	220,318
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	272,777	[e]	274,043
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	165,371	[e]	160,576
				764,202
Total Floating Rate Loan Interests (cost $110,303,260)			111,614,547
			Shares
Common Stocks - .5%
Information Technology - .5%
Skillsoft			104,668	[j]	1,223,569
Media - .0%
Altice USA, Cl. A			2,500	[j]	51,800
Total Common Stocks (cost $1,158,018)			1,275,369

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.0%
Registered Investment Companies - 7.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,427,690)	0.06	17,427,690	[k] 17,427,690
Total Investments (cost $338,837,018)		140.4%	350,782,068
Liabilities, Less Cash and Receivables		(40.4%)	(100,866,758)
Net Assets		100.0%	249,915,310

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SONIA—Sterling Overnight Index Average

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $207,186,426 or 82.9% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of September 30, 2021.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at September 30, 2021. These securities were valued at $6,192,400 or 2.48% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	48.6
Consumer, Non-cyclical	18.1
Consumer, Cyclical	14.3
Industrial	12.5
Communications	11.1
Financial	8.3
Basic Materials	7.5
Investment Companies	7.0
Technology	6.0
Energy	6.0
Utilities	1.0
140.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 3/31/21 ($)	Purchases ($)†	Sales ($)	Value 9/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	9,749,804	116,526,266	(108,848,380)	17,427,690	7.0	3,509

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
United States Dollar	5,228,739	British Pound	3,790,000	10/20/2021	121,970
United States Dollar	91,972,134	Euro	78,060,000	10/20/2021	1,516,871
United States Dollar	3,781,031	British Pound	2,795,000	10/28/2021	14,913
United States Dollar	16,029,297	Euro	13,720,000	10/28/2021	128,368
Gross Unrealized Appreciation					1,782,122

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	321,409,328	333,354,378
Affiliated issuers	17,427,690	17,427,690
Cash		241,017
Cash denominated in foreign currency	1,498,207	1,496,607
Dividends and interest receivable		3,756,864
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,782,122
Receivable for investment securities sold		1,561,774
Prepaid expenses		12,909
		359,633,361
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,114,297
Loan payable ($93,000,000 face amount, respectively, report net of unamortized debt issuance cost of $216,689)—Note 2		92,783,311
Payable for investment securities purchased		15,662,711
Interest and loan fees payable—Note 2		8,217
Directors’ fees and expenses payable		4,199
Other accrued expenses		145,316
		109,718,051
Net Assets ($)		249,915,310
Composition of Net Assets ($):
Paid-in capital		239,482,712
Total distributable earnings (loss)		10,432,598
Net Assets ($)		249,915,310

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	2,397,486
Net Asset Value Per Share ($)	104.24

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	12,736,063
Dividends:
Unaffiliated issuers	1,634
Affiliated issuers	3,509
Total Income	12,741,206
Expenses:
Management fee—Note 3(a)	2,176,844
Interest expense and loan fees—Note 2	1,038,992
Professional fees	114,901
Custodian fees—Note 3(b)	45,719
Prospectus and shareholders’ reports	25,966
Directors’ fees and expenses—Note 3(c)	22,801
Shareholder servicing costs	7,117
Chief Compliance Officer fees—Note 3(b)	4,202
Miscellaneous	151,679
Total Expenses	3,588,221
Investment Income—Net	9,152,985
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,099,224
Net realized gain (loss) on forward foreign currency exchange contracts	1,556,978
Net Realized Gain (Loss)	9,656,202
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,930,190)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(29,406)
Net Change in Unrealized Appreciation (Depreciation)	(6,959,596)
Net Realized and Unrealized Gain (Loss) on Investments	2,696,606
Net Increase in Net Assets Resulting from Operations	11,849,591

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2021 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(110,266,287)
Proceeds from sales of portfolio securities	122,990,721
Net purchase (sales) of short-term securities	(7,677,886)
Dividends and interest received	12,870,748
Interest and loan fees paid	(922,080)
Paid to BNY Mellon Investment Adviser, Inc. and affiliates	(2,228,474)
Operating expenses paid	(370,969)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	1,556,978
Net Cash Provided (or Used) in Operating Activities		15,952,751
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(12,912,299)
Cost of shares redeemed	(12,902,011)
Net Cash Provided (or Used) in Financing Activities		(25,814,310)
Effect of Foreign Exchange Rate Changes on Cash		(3,761)
Net Increase (Decrease) in Cash		(9,865,320)
Cash and cash denominated in foreign currency at beginning of period		11,602,944
Cash and Cash Denominated in Foreign Currency at End of Period		1,737,624
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		11,849,591
Adjustments to Reconcile Net Increase in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost		(8,403,717)
Decrease in dividends and interest receivable		129,542
Decrease in receivable for investment securities sold		224,276
Decrease in prepaid expenses		36,325
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(1,709)
Increase in payable for investment securities purchased		5,126,765
Decrease in interest and loan fees payable		(62)
Decrease in unamortized debt issuance cost		116,974
Increase in Directors' fees and expenses payable		2,819
Decrease in other accrued expenses		(87,649)
Net change in unrealized (appreciation) depreciation on investments		6,959,596
Net Cash Provided (or Used) in Operating Activities		15,952,751

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations ($):
Investment income—net	9,152,985	19,412,124
Net realized gain (loss) on investments	9,656,202	(10,426,057)
Net change in unrealized appreciation (depreciation) on investments	(6,959,596)	95,859,626
Net Increase (Decrease) in Net Assets Resulting from Operations	11,849,591	104,845,693
Distributions ($):
Distributions to shareholders	(8,498,781)	(18,888,954)
Capital Stock Transactions ($):
Cost of shares redeemed	(12,902,011)	(12,875,152)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,902,011)	(12,875,152)
Total Increase (Decrease) in Net Assets	(9,551,201)	73,081,587
Net Assets ($):
Beginning of Period	259,466,511	186,384,924
End of Period	249,915,310	259,466,511
Capital Share Transactions (Shares):
Shares redeemed	(124,524)	(130,991)
Net Increase (Decrease) in Shares Outstanding	(124,524)	(130,991)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2021	Year Ended March 31,
	(Unaudited)	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	102.88	70.25	100.00
Investment Operations:
Investment income—net[b]	3.71	7.39	3.29
Net realized and unrealized gain (loss) on investments	1.15	32.49	(29.41)
Total from Investment Operations	4.86	39.88	(26.12)
Distributions:
Dividends from investment income—net	(3.50)	(7.25)	(3.63)
Net asset value, end of period	104.24	102.88	70.25
Total Return (%)	4.75[c]	57.72	(26.60)[c]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	2.78[d]	2.85	2.56[d]
Ratio of interest expense and loan fees to average net assets	.80[d]	.79	.84[d]
Ratio of net investment income to average net assets	7.08[d]	7.86	5.67[d]
Portfolio Turnover Rate	34.79[c]	56.47	34.44[c]
Net Assets, end of period ($ x 1,000)	249,915	259,467	186,385
Average borrowings outstanding ($ x 1,000)	93,000	89,597	35,321
Weighted average number of fund
shares outstanding ($ x 1,000)	2,467	2,625	2,653
Average amount of debt per share ($)	37.70	34.13	13.31

a From August 31, 2019 (commencement of operations) to March 31, 2020.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a non-diversified closed-end management investment company. The fund has a limited term of approximately six years. The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. The fund will terminate at the close of business on August 30, 2025, the sixth anniversary of the closing date of the fund’s initial public offering (the “Termination Date”), although the fund’s Board of Directors (the “Board”) may choose to commence the liquidation and termination of the fund prior to the Termination Date. The Board may also, in its sole discretion and without shareholder approval, extend the Termination Date by up to one year to a date on or before August 30, 2026, the seventh anniversary of the fund’s initial public offering, which date shall then become the Termination Date. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and affiliate of the Adviser, serves as the fund’s sub-investment adviser.

The fund determines its net asset value quarterly for purposes of compliance with the Act, although it also calculates and publishes a daily net asset value. Shareholders are not able to transact in the fund’s shares on a daily basis and, as a result, should consider the daily net asset value provided by the fund for informational purposes only. Shareholders should not rely on third-party information that uses the published daily net asset value to calculate the fund’s performance. The fund’s performance, based on its quarterly net asset value, will be provided in the fund’s reports to shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, equity securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realize upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	121,586,454	-	121,586,454
Corporate Bonds	-	98,878,008	-	98,878,008
Equity Securities - Common Stocks	1,275,369	-	-	1,275,369
Floating Rate Loan Interests	-	105,422,147	6,192,400	111,614,547
Investment Companies	17,427,690	-	-	17,427,690
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,782,122	-	1,782,122

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests and Equity Securities – Common Stocks ($)
Balance as of 3/31/2021	6,773,372
Realized gain (loss)	1,120,863
Change in unrealized appreciation (depreciation)	(652,449)
Purchases/Issuances	-
Sales/Dispositions	(3,399,139)
Transfers into Level 3†	2,349,753
Transfers out of Level 3	-
Balance as of 9/30/2021††	6,192,400
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2021	(108,813)

† Transfers into Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs.

†† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligations (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Adviser monitors the expected cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

flows from its CLOs equity investments and effective yield is determined and adjusted as needed. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel and imposing prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund's net asset value.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade quality, and inherently speculative. In the event of the bankruptcy or insolvency of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the borrower’s loan.

The fund invests in Collateraized Debt Obligations (“CDO”), including CLOs. CDOs may be thinly traded or have a limited trading market. CDOs, such as CLOs, are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments discussed herein, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO or CDO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The fund may directly originate loans as part of its Direct Lending Strategy. The Direct Lending Strategy seeks to generate attractive returns by lending to “middle market” businesses. Investing in middle market companies involves a number of significant risks, including but not limited to the following: (i) they may have limited financial resources and may be

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the fund’s realizing any guarantees the fund may have obtained in connection with an investment; (ii) they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer; (iv) they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; (v) changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and (vi) they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, and other regulations that govern public companies, and the fund may be unable to uncover all material information about these companies, which may prevent the Sub-Adviser from making a fully informed investment decision and cause the fund to lose money on its investments.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. To permit the fund to maintain a more stable quarterly distribution, the fund may from time to time distribute less than the entire amount of income earned in a particular period. Any such undistributed income would be available to supplement future distributions. As a result, the distributions paid by the fund for any particular quarterly period may be more or less than the amount of income actually earned by the fund during that period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On August 31, 2021, the Board declared a cash dividend of $1.75 per share from undistributed investment income-net, payable on September 29, 2021 to Shareholders of record as of the close of business on September 15, 2021. The ex-dividend date was September 14, 2021.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended March 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $9,617,611 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2021. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2021 was as follows: ordinary income $18,888,954. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) Share repurchases: As disclosed in its prospectus, beginning approximately one year after the completion of the fund’s initial public offering and ending upon the adoption by the Board of a plan of liquidation, the fund intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of its shares of common stock then outstanding in the sole discretion of the Board, until such time that the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Board adopts a plan of liquidation. Any tender offer will be made, and shareholders will be notified, in accordance with the requirements of the Act and the Securities Exchange Act of 1934, as amended. When the fund conducts a tender offer, shareholders should read carefully the tender offer documents once they are filed with the SEC and become available, as they will contain important information about the offer.

During the period, the fund conducted two quarterly tender offers, in the second and third quarters of 2021. The final results of those tender offers were as follows:

Tender Offer Period	Number of Shares Tendered	Number of Tendered Shares Purchased	Pro-Ration Factor	Purchase Price*
April 16, 2021 – May 14, 2021	177,986	63,050	0.354674	$102.88
July 16, 2021 – August 13, 2021	162,423	61,474	0.3789	$104.36

* Purchases Price is equal to 100% of the fund’s net asset value per share as of March 31, 2021 for second quarter of 2021 and as of June 30, 2021 for third quarter of 2021.

(i) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $132,000,000 Revolving Credit and Security Agreement with Societe Generale (the “Agreement”), which will terminate on September 6, 2022 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow “Advances” (including

Eurodollar Rate Advances). The interest paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also paid additional fees pursuant to the Agreement. During the period ended September 30, 2021, total fees pursuant to the Agreement amounted to $1,038,992 inclusive of $803,068 of interest expenses and $235,924 of loan fees.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2021 was $93,000,000, with a related weighted average annualized interest rate of 1.72%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s “Managed Assets” determined as of the last day of each quarter, and is payable quarterly in arrears. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .625% of the value of the fund’s Managed Assets determined as of the last day of each quarter, and payable quarterly in arrears.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2021, the fund was charged $45,719 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2021, the fund was charged $4,202 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,083,833, custodian fees of $28,341 and Chief Compliance Officer fees of $2,123.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2021, amounted to $116,343,912 and $124,873,866, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At September 30, 2021, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,782,122	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,782,122	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,782,122	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Goldman Sachs	1,782,122		-	(1,040,000)		742,122

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2021:

Average Market Value ($)
Forward contracts	134,915,711

At September 30, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $13,727,172, consisting of $2,454,481 gross unrealized appreciation and $16,181,653 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

The fund conducted a quarterly tender offer for up to 2.5% of its issued and outstanding shares of common stock, which commenced on October 14, 2021 and expired at 5:00 p.m. Eastern time on November 12, 2021. The tender offer was oversubscribed. Therefore, in accordance with the terms and conditions of the tender offer, the fund will purchase shares from all tendering shareholders on a pro rata basis, after disregarding fractions, based on the number of shares properly tendered (and not timely withdrawn) by or on behalf of each shareholder. The final results of the tender offer are provided in the table below.

Number of Shares Tendered	Number of Tendered Shares to Be Purchased	Pro-Ration Factor	Purchase Price*
149,630	59,937	0.40129	$104.24

* Purchases Price is equal to 100% of the fund’s net asset value per share as of September 30, 2021.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Stephen J. Lockwood	Portfolio Managers
Roslyn M. Watson	Chris Barris
Benaree Pratt Wiley	Kevin Cronk
Interested Board Member:	Jonathan DeSimone
Brad Skapyak	Hiram Hamilton
Officers	Graham Rainbow
President	Suhail Shaikh
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan	Sub-Investment Adviser
Vice President and Secretary	Alcentra NY, LLC
James Bitetto	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Sarah S. Kelleher	Proskauer Rose LLP
Jeff Prusnofsky	Transfer Agent,
Amanda Quinn	Dividend Disbursing Agent
Natalya Zelensky	Computershare Inc.
Treasurer	Initial SEC Effective Date
James Windels	8/28/2019
Assistant Treasurers
Gavin C. Reilly

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For More Information

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	XALCX

For more information about the fund visit https://im.bnymellon.com/us/en/intermediary/products/specialty-products/alcentra-closed-end-fund.jsp. Here you will find the fund’s daily and most recently available quarterly net asset values, press releases, quarterly fact sheets and portfolio manager commentary, distribution information, the fund’s Top 10 portfolio holdings and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT will be available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 will be available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0816SA0921

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program during this period.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

By: /s/ David DiPetrillo
        David DiPetrillo
        President (Principal Executive Officer)

Date: November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
       David DiPetrillo
       President (Principal Executive Officer)

Date: November 22, 2021

By: /s/ James Windels
       James Windels
       Treasurer (Principal Financial Officer)

Date: November 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)